Average Annual Total Returns (Vanguard New York Long-Term Tax-Exempt Fund Retail)	Vanguard New York Long-Term Tax-Exempt Fund Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Vanguard New York Long-Term Tax-Exempt Fund Vanguard New York Long-Term Tax-Exempt Fund - Admiral Shares 12/1/2013 - 11/30/2014	Return After Taxes on Distributions Vanguard New York Long-Term Tax-Exempt Fund Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard New York Long-Term Tax-Exempt Fund Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Barclays NY Municipal Bond Index Vanguard New York Long-Term Tax-Exempt Fund Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Barclays NY Municipal Bond Index Vanguard New York Long-Term Tax-Exempt Fund Vanguard New York Long-Term Tax-Exempt Fund - Admiral Shares 12/1/2013 - 11/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.83%	10.91%	10.83%	7.73%	8.60%	8.60%
Five Years	5.13%	5.22%	5.13%	4.81%	4.89%	4.89%
Ten Years	4.39%	4.47%	4.37%	4.29%	4.67%	4.67%